                    [FPA PARAMOUNT FUND, INC. LETTERHEAD]

                                (310) 996-5430




VIA EDGAR


November 28, 1995


Securities and Exchange Commission
Attention: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, D.C. 20549


          RE:  FPA Paramount Fund, Inc. ("Fund")
               SA File No. 2-14660
               ICA File No. 811-852
               Rule 24f-2 Notice


Gentlemen:

In accordance with the provisions of Rule 24f-2 ("Rule 24f-2") of the Investment Company Act of 1940, as amended ("Act"), the Fund hereby files one manually signed copy of its Rule 24f-2 Notice ("Notice"), together with an opinion of counsel as an exhibit thereto.

This Notice is filed for the Fund's fiscal year ended September 30, 1995 ("Fiscal Year"), and relates to shares of Common Stock, $0.25 par value ("Shares"), of the Fund.

At the beginning of the Fiscal Year, no Shares had been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) and remained unsold.

During the Fiscal Year, No Shares were registered other than pursuant to Rule 24f-2.

During the Fiscal Year, 12,793,621 Shares were sold exclusive of 2,920,062 Shares issued upon reinvestment of dividends and distributions without the imposition of a sales charge.

During the Fiscal Year, 12,793,621 Shares were sold in reliance upon the registration of an indefinite number of Shares pursuant to Rule 24f-2. Attached to this Notice, and made a part hereof, is an opinion of counsel indicating that the Shares, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable.




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Securities and Exchange Commission
November 28, 1995
Page Two


In accordance with subsection (c) of Rule 24f-2, a registration fee of $43,710.57 is payable, based upon the actual aggregate price for which Shares were sold during the Fiscal Year under Rule 24f-2, reduced by the difference between (1) the actual aggregate redemption price of Shares redeemed by the Fund during the Fiscal Year and (2) the actual aggregate redemption price of such redeemed Shares previously applied by the Fund pursuant to Rule 24e-2(a) of the Act in filings made pursuant to Section 24(e)(1) of the Act. Such computation is as follows:

      Aggregate Sales Price for Shares Sold              $188,206,006
      During Fiscal Year Under Rule 24f-2

      Reduced by the difference between:

      1.  Aggregate Redemption Price of                  $ 61,445,359
          Shares Redeemed during the
          Fiscal Year

      and

      2.  Aggregate Redemption Price of
          Redeemed Shares Previously
          Applied by Fund Pursuant to
          Section 24(e)(1) of the Act                    $    -0-
                                                         ------------

      Equals                                             $126,760,647


A certified check in the amount of $43,710.57 in payment of the registration fee has been forwarded to the SEC lockbox on November 21, 1995.



Very truly yours,


/s/ JULIO J. DE PUZO, JR.
-----------------------------
    Julio J. de Puzo, Jr.
    Treasurer


Encs.









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                        [O'MELVENY & MYERS LETTERHEAD]

                         Writer's Direct Dial Number
                                (310) 246-6895



                              November 28, 1995


                                                            Our File Number
                                                              253,713-999


FPA Paramount Fund, Inc.
11400 West Olympic Boulevard
Los Angeles, California 90064


Gentlemen:

         At your request, we have examined the form of Rule 24f-2 Notice (the "Notice") proposed to be filed by you with the Securities and Exchange Commission (the "Commission") not later than November 30, 1995. The Notice states that during the fiscal year ended September 30, 1995 you issued and sold 12,793,621 shares of your Common Stock, $.25 par value (the "Shares"), in reliance upon your registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. We are familiar with the proceedings taken by you in connection with the authorization, issuance and sale of the Shares.

         Based upon our examination and upon our knowledge of your corporate activites, and assuming, without independent verification, that the Shares were sold in compliance with applicable Blue Sky laws and in the manner referred to in your Registration Statement on Form N-1A filed under the Securities Act of 1933, as amended, it is our opinion that the Shares were validly issued, fully paid and nonassessable.

         We consent to the filing of this opinion as an exhibit to the Notice.


                                              Respectfully submitted,


                                              /s/ O'MELVENY & MYERS